Document and Entity Information	May 02, 2025
Cover [Abstract]
Entity Registrant Name	PLUS THERAPEUTICS, INC.
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity Central Index Key	0001095981
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	May 02, 2025
Entity Incorporation State Country Code	DE
Entity File Number	001-34375
Entity Tax Identification Number	33-0827593
Entity Address, Address Line One	2710 Reed Road
Entity Address, Address Line Two	Suite 160
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77051
City Area Code	(737)
Local Phone Number	255-7194
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001
Trading Symbol	PSTV
Entity Emerging Growth Company	false